Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables and other payables [Abstract]
Schedule of other receivables

Figures in million – SA rand	2021	2020	2019
Right of recovery receivable	319	340	187
Rates and taxes receivable	106	105	103
Pre-paid royalties	336	364	393
Palladium hedge derivative asset	286	—	—
Other	127	49	52
Total other receivables	1,174	858	735
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	1,174	858	735
Current portion of other receivables	(523)	(37)	(51)
Non-current portion of other receivables	651	821	684

Schedule of other payables

Figures in million – SA rand	2021	2020	2019
Deferred Payment (related to Rustenburg operations acquisition)	6,920	4,355	2,826
Contingent consideration (related to SFA (Oxford) acquisition)	100	88	56
Right of recovery payable	32	39	79
Deferred consideration (related to Pandora acquisition)	400	308	276
Marikana dividend obligation	1,539	—	—
Other	373	367	212
Total other payables	9,364	5,157	3,449
Reconciliation of the non-current and current portion of the other receivables:
Other payables	9,364	5,157	3,449
Current portion of other payables	(4,765)	(2,246)	(761)
Non-current portion of other payables	4,599	2,911	2,688

Schedule of deferred payment/consideration
The Deferred Payment movement for the year is as follows:

Figures in million – SA rand	Note	2021	2020	2019
Balance at the beginning of the year		4,355	2,826	2,206
Interest charge	5.2	158	187	179
Payment of Deferred Payment		(2,246)	(739)	(283)
Loss on revised estimated cash flows[1]		4,653	2,081	724
Balance at end of the year		6,920	4,355	2,826
[1] The loss on revised estimated cash flows for the year ended 31 December 2021 is primarily as a result of changes in the life-of-mine, changes in price inputs for 2022 life-of-mine and a significant increase in the FY2021 actual profitability compared to the 2021 life-of-mine due to the high price environment that existed in FY2021, which will impact the FY2022 payment
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2021	2020	2019
Balance at the beginning of the year		308	276	—
Deferred consideration on acquisition of subsidiary		—	—	235
Interest charge	5.2	54	49	41
Loss on revised estimated cash flows		123	—	—
Payment made		(85)	(17)	—
Balance at end of the year		400	308	276

Schedule of movement in dividend obligation
The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2021	2020	2019
Balance at the beginning of the year		—	—	—
Initial recognition of the Marikana dividend obligation		1,146	—	—
Interest - unwinding of amortised cost	5.2	87	—	—
Loss on revised estimated cash flows[1]	7	468	—	—
Payments made		(162)	—	—
Balance at end of the year		1,539	—	—
[1] The loss on revised estimated cash flow is primarily as a result of an increase in the long-term PGM basket price